UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-3578

AQUILA FUNDS TRUST
(formerly, Aquila Three Peaks High Income Fund)
(Exact name of Registrant as specified in charter)

120 West 45th Street, Suite 3600
New York, New York 10036
(Address of principal executive offices)  (Zip code)

Joseph P. DiMaggio
120 West 45th Street, Suite 3600
New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 697-6666

Date of fiscal year end: 12/31/14

Date of reporting period: 6/30/15

FORM N-CSRS

ITEM 1.  REPORTS TO STOCKHOLDERS.

Semi-Annual Report June 30, 2015

August, 2015

Dear Fellow Shareholder:

     During the second quarter of 2015 many equity indices and the high yield market delivered relatively lackluster returns, yet these returns seem resilient in light of weak performance from Treasury securities. Late in the second quarter, there was considerable uncertainty related to the fate of Greece within the European Union, which prompted a great deal of headline-risk in June. Adding to the EU-related volatility were concerns that economic growth in China was slowing more significantly than expected. The Federal Reserve (the "Fed") maintained a guarded tone regarding the timing of increases in the Fed Funds Rate and the pace at which they will raise rates once lift-off has occurred.

     Key indicators of economic strength, such as employment, capacity utilization, and retail sales were a little more volatile throughout the quarter, but generally continued to exhibit a positive trajectory. In addition, data regarding housing and autos remained relatively stable, although it also displayed a bit more volatility than recent months. While weather, port closures, and a strengthening dollar are partly to blame for the volatility in the data, we believe an underlying reason for the volatility is relatively lackluster U.S. economic growth that continues to be hampered by geopolitical flare-ups, economic weakness abroad, and uncertainty with regard to future Federal Reserve actions.

     The Barclays High Yield Bond Index generated a 0.00% return during the second quarter. As volatility began to increase toward the end of May and throughout June, the reasonably good performance of the Index early in the quarter was essentially erased. Despite the flat return of the Index for the period, the high yield asset class was actually one of the better-performing fixed-income asset classes during the second quarter. For comparison, the 10-year Treasury generated a negative 3.03% return during the second quarter, as the yield increased to 2.35% at the end of June from 1.92% at the end of March.

     For the year-to-date period ended June 30, 2015, the Barclays High Yield Bond Index generated a 2.53% return. Despite fairly significant volatility from Treasury securities throughout the first half of 2015, the high yield asset class has shown a fair amount of resiliency this year, with both the average yield-to-worst and bond yield spread declining throughout the first half of the year. The Barclays High Yield Bond Index ended June as one of the better performing fixed-income asset classes for the year-to-date period, as the 10-Year Treasury returned negative 0.51%, the Barclays Aggregate Bond Index returned negative 0.10%, and the Barclays Investment Grade Bond Index returned negative 0.92%.

     Recently, we have been suggesting that, with relatively low yields in other fixed-income asset classes, we believe the incremental yield available within the high yield market may attract investors searching for yield, which could positively impact the performance of the high yield market relative to other fixed-income asset classes throughout 2015. We believe our more defensive positioning within the high yield asset class is prudent given the potential for elevated volatility that may persist within the high yield market throughout 2015.

NOT A PART OF THE SEMI-ANNUAL REPORT

     In our view the credit-quality curve (the difference between higher-rated and lower-rated securities) and the maturity curve (the difference between shorter-dated and longer-dated securities) within the high yield market remain relatively flat, despite some recent steepening in the credit-quality curve. In our opinion, the relative flatness of these curves indicates that investors are not being sufficiently compensated for increased credit risk or duration risk, which is why we continue to position our strategy in lower-duration securities of high yield companies that we believe are higher-quality in nature.

     The primary benchmark for Aquila Three Peaks Opportunity Growth Fund is the Russell 3000 Index, which generated a positive 0.14% return during the second quarter and a positive 1.94% return for the year-to-date period ending 6/30/15. The positive momentum among many equity indices continued through April and into May, before rising Treasury yields, the Greek crisis, and signs of weakness in China created elevated volatility late in the quarter. Over the past several years, equity investors have looked to the Federal Reserve to be accommodative with monetary policy to help bolster equity valuations; however, with the Fed reiterating its desire to raise rates in 2015, equity returns going forward will likely be driven more by company-specific factors, such as balance sheet improvement and increased shareholder-friendly actions such as share repurchases, dividend payments, and/or Mergers and Acquisition ("M&A") activity.

     As a result of the strength of the dollar and the impact of lower oil prices on energy companies compared to last year, earnings estimates for the S&P 500 Index are expected to decline for the second quarter of 2015. Earnings growth and cash flow generation drive stock prices over time and any weakness in these areas could materially impact the overall market. However, we believe that our focus on finding companies in the U.S. high yield market with catalysts generated by balance sheet improvement and any ensuing increase in shareholder-friendly activity helps us identify companies with higher estimated earnings growth. We also believe our focus on domestic companies will result in minimal exposure to currency issues, and we expect many of our companies could actually experience some degree of earnings and cash flow benefit as a result of lower energy costs. As we move through 2015, we believe that the companies we invest in are well-positioned given their primarily domestic operations and management teams focused on balance sheet improvement and prudent use of cash flow. Relatively easy access to lower-cost debt over the past few years has also helped a number of our companies reduce interest burden and extend debt maturities, which has generally resulted in improved credit-ratings, stronger balance sheets, and better overall financial positions.

     Following fairly strong performance in 2014, we have been pleased with how well our equity strategy has continued to perform. The strong performance of our equity strategy this year has been fairly broad-based across companies and across sectors, and outperformance has been primarily attributed to security selection rather than sector allocation. We have sought to position our portfolio with more focus on medium-sized companies that can generate reasonable top-line growth, but whose improving balance sheet and size allow them to benefit from the increased M&A activity, either as a buyer or a seller.

NOT A PART OF THE SEMI-ANNUAL REPORT

     We remain focused on the over-riding theme of seeking to find high yield rated companies with strong or improving balance sheets and management teams with a desire to repay debt and prudently use leverage. We believe our time-tested approach to the high yield asset class will continue to uncover compelling new investment opportunities offering attractive risk/return scenarios for both our high yield and equity strategies, while helping to avoid future investment pitfalls in today’s uncertain landscape.

     We continue to look for what we believe to be fiscally responsible management teams that are committed to growing operations prudently and who recognize that they can improve their credit profile and equity valuations by focusing on credit-specific measures. Our efforts remain focused on seeking stability and predictability in the investment selection process so as to provide a less volatile high yield strategy that can generate a reasonably consistent total return, while also attempting to find attractive equity investments that could experience further capital appreciation.

     We will strive to continue to balance potential risks to the economy and the capital markets with the opportunities presented within high yield bonds and equities to construct strategies that we believe will have a very compelling risk/return profile throughout various economic cycles and periods of elevated market volatility.

Thank you for your continued support and investment.

Sincerely,

Sandy R. Rufenacht Co-Portfolio Manager	Diana P. Herrmann President

NOT A PART OF THE SEMI-ANNUAL REPORT

Mutual fund investing involves risk and loss of principal is possible.

The market value of each Fund’s securities may go up or down due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment may go down. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

Aquila Three Peaks High Income Fund
The value of your investment may go down when interest rates rise. A rise in interest rates tends to have a greater impact on the prices of longer term or longer duration securities. Conversely, when interest rates fall, the value of your investment may rise. Interest rates in the U.S. recently have been historically low and are expected to rise.

The Fund’s portfolio will typically include a high proportion, perhaps 100%, of high-yield / high-risk securities rated below investment grade and sometimes called “junk bonds”. In the event of a real or perceived decline in credit quality of an issuer, borrower, counterparty, or collateral, the value of your investment will typically decline. Junk bonds are considered speculative, have a higher risk of default, tend to be less liquid and are more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments.

When interest rates fall, an issuer may exercise its right to prepay its securities, and the Fund could be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security.

Aquila Three Peaks Opportunity Growth Fund
The market prices of the Fund’s securities will be impacted by the risks associated with the financial condition and profitability of the underlying company, or by a default or downgrade of an issuer, obligor or counterparty to a financial contract with the Fund.

Small and mid-sized companies are comparatively less well known and may have less trading in their shares than larger companies, may be more sensitive to changes in earnings results and investor expectations, may have more limited product lines and capital resources, experience sharper swings in market values, have limited liquidity, be harder to value or to sell at the times and prices Three Peaks Capital Management LLC (the "Sub-Adviser") thinks appropriate, and offer greater potential for gain and loss.

The Fund has exposure to highly leveraged companies. Leverage can magnify equity performance in both positive and negative stock markets.

The Fund may invest in junk bonds, the risks of which are detailed above in connection with Aquila Three Peaks High Income Fund.

These risks may result in share price volatility.

Any information in this Shareholder Letter regarding market or economic trends or the factors influencing the Funds’ historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that any market forecasts discussed will be realized.

NOT A PART OF THE SEMI-ANNUAL REPORT

AQUILA THREE PEAKS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2015 (unaudited)

Principal
Amount	Corporate Bonds (95.3%)	Value

	Advertising & Marketing (1.3%)
	Lamar Media Corp.
$2,100,000	5.875%, 02/01/22	$2,173,500
	Aerospace & Defense (0.4%)
	Orbital ATK, Inc.
700,000	5.250%, 10/01/21 144A	714,000
	Apparel & Textile Products (3.3%)
	Carter’s Inc.
1,500,000	5.250%, 08/15/21	1,537,500
	Hanesbrands, Inc.
2,250,000	6.375%, 12/15/20	2,351,250
	Levi Strauss & Co.
500,000	6.875%, 05/01/22	533,750
	Wolverine World Wide, Inc.
900,000	6.125%, 10/15/20	954,000
		5,376,500
	Auto Parts Manufacturing (0.5%)
	Goodyear Tire and Rubber Co.
850,000	8.250%, 08/15/20	888,675
	Cable & Satellite (3.4%)
	CCO Holdings LLC
1,648,000	7.000%, 01/15/19	1,711,860
1,500,000	6.500%, 04/30/21	1,569,375
	Cequel Communications Holdings I, LLC
1,450,000	6.375%, 09/15/20 144A	1,440,212
	Dish DBS Corp.
750,000	6.750%, 06/01/21	781,875
		5,503,322
	Casinos & Gaming (0.8%)
	Churchill Downs, Inc.
1,300,000	5.375%, 12/15/21	1,332,500
	Communications Equipment (1.4%)
	ViaSat, Inc.
2,150,000	6.875%, 06/15/20	2,268,250
	Consumer Products (1.4%)
	Prestige Brands, Inc.
1,700,000	8.125%, 02/01/20	1,814,750
	Spectrum Brands, Inc.
500,000	6.625%, 11/15/22	532,500
		2,347,250

1 | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2015 (unaudited)

Principal
Amount	Corporate Bonds (continued)	Value

	Consumer Services (9.0%)
	ADT Corp.
$515,000	6.250%, 10/15/21	$540,750
	Aramark Corp.
5,300,000	5.750%, 03/15/20	5,533,200
	CEB, Inc.
950,000	5.625%, 06/15/23 144A	954,750
	Service Corp. International
3,650,000	4.500%, 11/15/20	3,736,688
1,575,000	5.375%, 01/15/22	1,653,750
	United Rentals, Inc.
1,000,000	7.375%, 05/15/20	1,066,990
414,000	8.250%, 02/01/21	442,463
750,000	6.125%, 06/15/23	765,938
		14,694,529
	Containers & Packaging (6.1%)
	Ball Corp.
1,275,000	5.000%, 03/15/22	1,278,187
	Berry Plastics Corp.
500,000	5.500%, 05/15/22	501,875
	Crown Holdings, Inc.
4,500,000	6.250%, 02/01/21	4,691,250
500,000	4.500%, 01/15/23	477,915
	Graphic Packaging International, Inc.
750,000	4.875%, 11/15/22	753,750
	Silgan Holdings, Inc.
1,450,000	5.000%, 04/01/20	1,489,875
750,000	5.500%, 02/01/22	772,500
		9,965,352
	Electrical Equipment Manufacturing (0.3%)
	WESCO Distribution, Inc.
515,000	5.375%, 12/15/21	520,150
	Entertainment Content (1.6%)
	AMC Networks, Inc.
1,250,000	7.750%, 07/15/21	1,350,000
	WMG Acquisition Corp.
1,250,000	6.000%, 01/15/21 144A	1,275,000
		2,625,000
	Entertainment Resources (8.8%)
	AMC Entertainment
2,325,000	5.875%, 02/15/22	2,359,875

2 | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2015 (unaudited)

Principal
Amount	Corporate Bonds (continued)	Value

	Entertainment Resources (continued)
	Carmike Cinemas, Inc.
$1,600,000	7.375%, 05/15/19	$1,691,360
1,020,000	6.000%, 06/15/23 144A	1,030,200
	Cinemark Holdings, Inc.
3,750,000	7.375%, 06/15/21	3,965,625
1,000,000	5.125%, 12/15/22	991,250
	Live Nation Entertainment, Inc.
2,100,000	7.000%, 09/01/20 144A	2,231,250
750,000	5.375%, 06/15/22 144A	750,000
	Regal Entertainment
1,375,000	5.750%, 03/15/22	1,390,400
		14,409,960
	Exploration & Production (0.9%)
	Antero Resources Corp.
750,000	6.000%, 12/01/20	753,750
	Concho Resources, Inc.
750,000	6.500%, 01/15/22	781,875
		1,535,625
	Food & Beverage (3.1%)
	Constellation Brands, Inc.
525,000	6.000%, 05/01/22	572,365
	Cott Beverages, Inc.
700,000	6.750%, 01/01/20 144A	726,250
	H.J. Heinz Co.
2,500,000	4.250%, 10/15/20	2,553,125
	Pinnacle Foods, Inc.
750,000	4.875%, 05/01/21	738,750
	WhiteWave Foods Co.
500,000	5.375%, 10/01/22	527,500
		5,117,990
	Hardware (1.3%)
	CDW Corp.
2,000,000	6.000%, 08/15/22	2,065,000
	Health Care Facilities & Services (5.2%)
	Acadia Healthcare Co., Inc.
500,000	5.125%, 07/01/22	496,250
	AmSurg Corp.
3,350,000	5.625%, 11/30/20	3,408,625
1,000,000	5.625%, 07/15/22	1,008,750

3 | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2015 (unaudited)

Principal
Amount	Corporate Bonds (continued)	Value

	Health Care Facilities & Services (continued)
	CHS/Community Health Systems, Inc.
$1,000,000	8.000%, 11/15/19	$1,053,750
	ExamWorks Group, Inc.
525,000	5.625%, 04/15/23	538,314
	HCA Holdings, Inc.
500,000	6.500%, 02/15/20	558,750
525,000	6.250%, 02/15/21	565,687
	HealthSouth Corp.
800,000	7.750%, 09/15/22	836,000
		8,466,126
	Home Improvement (1.0%)
	ServiceMaster Co.
1,600,000	7.000%, 08/15/20	1,690,000
	Industrial Other (5.4%)
	AECOM Technology Corp.
750,000	5.750%, 10/15/22 144A	759,375
	HD Supply, Inc.
515,000	11.500%, 07/15/20	594,825
1,000,000	7.500%, 07/15/20	1,057,500
	SBA Telecommunications Corp.
2,475,000	5.750%, 07/15/20	2,567,813
	VWR Corp.
3,650,000	7.250%, 09/15/17	3,773,188
		8,752,701
	Leisure Products (1.8%)
	Jarden Corp.
2,825,000	6.125%, 11/15/22	2,923,875

	Medical Equipment & Devices Manufacturing (0.4%)
	Mallinckrodt International Financial Services Co.
750,000	4.750%, 04/15/23	699,844

	Pipeline (1.3%)
	Sabine Pass Liquefaction, LLC
750,000	5.625%, 02/01/21	765,000
	Targa Resources Partners LP
750,000	6.875%, 02/01/21	778,125
	Tesoro Logistics LP/Corp.
500,000	6.125%, 10/15/21	521,250
		2,064,375

4 | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2015 (unaudited)

Principal
Amount	Corporate Bonds (continued)	Value

	Publishing & Broadcasting (7.1%)
	LIN Television Corp.
$1,000,000	6.375%, 01/15/21	$1,022,500
	Nielsen Holdings N.V.
2,500,000	4.500%, 10/01/20	2,487,500
	Sirius XM Radio, Inc.
1,350,000	4.250%, 05/15/20 144A	1,343,250
1,325,000	5.875%, 10/01/20 144A	1,358,125
	Starz, LLC
5,350,000	5.000%, 09/15/19	5,416,875
		11,628,250
	Real Estate Investment Trusts (13.8%)
	CBRE Services, Inc.
750,000	5.000%, 03/15/23	757,500
	Corrections Corporation of America
2,200,000	4.125%, 04/01/20	2,189,000
500,000	4.625%, 05/01/23	490,000
	Crown Castle International Corp.
1,000,000	5.250%, 01/15/23	1,007,250
	DuPont Fabros Technology, Inc.
1,000,000	5.875%, 09/15/21	1,012,500
500,000	5.625%, 06/15/23	492,500
	Equinix, Inc.
900,000	4.875%, 04/01/20	909,000
2,000,000	5.375%, 01/01/22	2,005,000
	GEO Group, Inc.
2,000,000	6.625%, 02/15/21	2,090,000
1,575,000	5.875%, 01/15/22	1,638,000
	Iron Mountain, Inc.
296,000	8.375%, 08/15/21	305,620
1,525,000	6.000%, 08/15/23	1,593,625
	MPT Operating Partnership LP
3,750,000	6.875%, 05/01/21	3,960,937
	Omega Healthcare Investors, Inc.
650,000	6.750%, 10/15/22	680,875
	Ryman Hospitality Properties
1,500,000	5.000%, 04/15/21	1,500,000
	Sabra Health Care LP
1,800,000	5.500%, 02/01/21	1,863,000
		22,494,807

5 | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2015 (unaudited)

Principal
Amount	Corporate Bonds (continued)	Value

	Retail - Consumer Discretionary (1.7%)
	Limited Brands, Inc.
$750,000	5.625%, 02/15/22	$789,375
	Party City Holdings, Inc.
1,200,000	8.875%, 08/01/20	1,281,000
	Sally Holdings LLC/Sally Capital, Inc.
750,000	6.875%, 11/15/19	783,750
		2,854,125
	Semiconductors (1.0%)
	NXP Semiconductors B.V.
1,500,000	5.750%, 02/15/21 144A	1,560,000
	Software & Services (3.1%)
	Activision Blizzard, Inc.
1,000,000	5.625%, 09/15/21 144A	1,047,500
	Sabre Corp.
750,000	5.375%, 04/15/23 144A	738,750
	SunGard Data Systems, Inc.
1,650,000	7.375%, 11/15/18	1,708,575
1,500,000	7.625%, 11/15/20	1,567,500
		5,062,325
	Transportation & Logistics (0.9%)
	XPO Logistics, Inc.
700,000	7.875%, 09/01/19 144A	748,020
750,000	6.500%, 06/15/22 144A	734,063
		1,482,083
	Travel & Lodging (3.8%)
	Choice Hotels International, Inc.
750,000	5.750%, 07/01/22	812,812
	Hilton Worldwide Holdings, Inc.
4,200,000	5.625%, 10/15/21	4,362,540
	Interval Acquisition Corp.
1,000,000	5.625%, 04/15/23 144A	1,012,500
		6,187,852
	Waste & Environment Service & Equipment (1.8%)
	ADS Waste Holdings, Inc.
750,000	8.250%, 10/01/20	776,250
	Covanta Holding Corp.
1,300,000	7.250%, 12/01/20	1,365,000
750,000	6.375%, 10/01/22	784,687
		2,925,937

6 | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2015 (unaudited)

Principal
Amount	Corporate Bonds (continued)		Value
	Wireless Telecommunications Services (0.5%)
	Hughes Satellite Systems
$674,000	6.500%, 06/15/19		$731,290
	Wireline Telecommunications Services (2.9%)
	CyrusOne LP
975,000	6.375%, 11/15/22		1,009,125
	GCI, Inc.
1,250,000	6.750%, 06/01/21		1,265,625
	Level 3 Communications, Inc.
750,000	7.000%, 06/01/20		795,938
1,600,000	6.125%, 01/15/21		1,677,920
			4,748,608
	Total Investments (cost $156,502,600 -
	note 4)	95.3%	155,809,801
	Other assets less liabilities	4.7	7,699,606
	Net Assets	100.0%	$163,509,407

Portfolio	Percent of	Portfolio	Percent of
Distribution	Investments	Distribution	Investments

Advertising & Marketing	1.4%	Industrial Other	5.6%
Aerospace & Defense	0.5	Leisure Products	1.9
Apparel & Textile Products	3.5	Medical Equipment & Devices
Auto Parts Manufacturing	0.6	Manufacturing	0.4
Cable & Satellite	3.5	Pipeline	1.3
Casinos & Gaming	0.9	Publishing & Broadcasting	7.5
Communications Equipment	1.5	Real Estate Investment Trusts	14.4
Consumer Products	1.5	Retail - Consumer Discretionary	1.8
Consumer Services	9.4	Semiconductors	1.0
Containers & Packaging	6.4	Software & Services	3.2
Electrical Equipment Manufacturing	0.3	Transportation & Logistics	1.0
Entertainment Content	1.7	Travel & Lodging	4.0
Entertainment Resources	9.2	Waste & Environment Service
Exploration & Production	1.0	& Equipment	1.9
Food & Beverage	3.3	Wireless Telecommunications
Hardware	1.3	Services	0.5
Health Care Facilities & Services	5.4	Wireline Telecommunications
Home Improvement	1.1	Services	3.0
			100.0%

Note: 144A – Private placement subject to SEC Rule 144A, which modifies a two-year holding period requirement to permit qualified institutional buyers to trade these securities among themselves, thereby significantly improving the liquidity of these securities.

See accompanying notes to financial statements.

7 | Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2015 (unaudited)

Shares	Common Stocks (96.3%)	Value

	Aerospace & Defense (1.3%)
63,970	Orbital ATK, Inc.	$4,692,839
	Apparel & Textile Products (1.2%)
28,215	Carter’s, Inc.	2,999,254
48,999	Wolverine World Wide, Inc	1,395,492
		4,394,746
	Cable & Satellite (3.8%)
13,562	Charter Communications, Inc.+	2,322,492
86,314	DISH Network Corp.+	5,844,321
38,990	EchoStar Corp.+	1,898,033
19,787	Time Warner Cable, Inc	3,525,450
		13,590,296
	Casinos & Gaming (1.1%)
31,644	Churchill Downs, Inc.	3,957,082
	Catalog & Television Based Retailer (1.0%)
131,436	Liberty Interactive Corp.+	3,647,349
	Communications Equipment (0.9%)
56,002	ViaSat, Inc.+	3,374,681
	Consumer Finance (1.5%)
85,109	Fidelity National Information Services, Inc	5,259,736
	Consumer Products (1.5%)
118,349	Prestige Brands, Inc.	5,472,458
	Consumer Services (8.0%)
69,543	ADT Corp	2,334,558
271,782	Aramark Corp.	8,417,088
521,657	Service Corp. International	15,352,366
28,287	United Rentals, Inc.+	2,478,507
		28,582,519
	Containers & Packaging (12.0%)
50,752	Ball Corp	3,560,253
233,315	Berry Plastics Corp.+	7,559,406
187,264	Crown Holdings, Inc.+	9,908,138
515,376	Graphic Packaging International	7,179,188
63,584	MeadWestvaco Corp	3,000,529
172,034	Sealed Air Corp	8,839,107
53,702	Silgan Holdings, Inc.	2,833,318
		42,879,939
	Entertainment Content (1.8%)
171,321	Lions Gate Entertainment Corp.	6,347,443

8 | Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2015 (unaudited)

Shares	Common Stocks (continued)	Value

	Entertainment Facilities (0.7%)
57,984	Six Flags Entertainment Corp.	$2,600,582
	Entertainment Resources (3.0%)
176,401	AMC Entertainment	5,411,983
89,125	Live Nation Entertainment, Inc.+	2,450,046
142,154	Regal Entertainment	2,972,440
		10,834,469
	Exploration & Production (1.3%)
137,801	Antero Resources Corp.+	4,732,086
	Factory Automation Equipment (2.1%)
143,071	Sensata Technologies+	7,545,565
	Food & Beverage (5.7%)
40,403	Constellation Brands, Inc	4,687,556
367,707	Cott Beverages, Inc	3,596,174
201,539	Pinnacle Foods, Inc	9,178,086
57,299	WhiteWave Foods Co.+	2,800,775
		20,262,591
	Generic Pharmaceuticals (3.2%)
25,674	Allergan PLC	7,791,032
54,023	Mylan NV+	3,666,001
		11,457,033
	Hardware (1.8%)
191,465	CDW Corp	6,563,420
	Health Care Facilities & Services (6.8%)
164,331	AmSurg Corp.+	11,494,953
144,591	Envision Healthcare Corp.+	5,708,453
77,171	HCA Holdings, Inc.+	7,000,953
		24,204,359
	Health Care Supplies (0.8%)
20,761	Teleflex, Inc	2,812,077
	Home Improvement (1.8%)
182,605	ServiceMaster Co.	6,604,823
	Industrial Other (2.4%)
143,978	HD Supply, Inc.+	5,065,146
138,763	VWR Corp.+	3,709,135
		8,774,281
	Information Services (1.0%)
138,938	TransUnion+	3,487,344

9 | Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2015 (unaudited)

Shares	Common Stocks (continued)	Value

	Leisure Products Manufacturing (1.6%)
107,660	Jarden Corp.+	$5,571,405
	Lodging (1.0%)
44,234	Starwood Hotels & Resorts Worldwide, Inc.	3,586,935
	Packaged Food (1.8%)
29,857	J.M. Smucker Co	3,236,797
37,144	Kraft Foods Group, Inc	3,162,440
		6,399,237
	Publishing & Broadcasting (6.9%)
17,063	Liberty Media Corp. Class A+	614,951
222,035	Liberty Media Corp. Class C+	7,971,056
191,161	Nielsen Holdings N.V.	8,558,278
168,623	Starz, LLC+	7,540,821
		24,685,106
	Real Estate Investment Trusts (2.6%)
93,438	CBRE Group, Inc.+	3,457,206
54,779	GEO Group, Inc.	1,871,251
73,678	Ryman Hospitality Properties	3,913,039
		9,241,496
	Retail - Consumer Discretionary (1.3%)
236,621	Party City Holdings, Inc.+	4,796,308
	Semiconductor Devices (2.7%)
13,445	Avago Technologies Ltd	1,787,244
67,845	Broadcom Corp	3,493,339
370,205	Cypress Semiconductor Corp.	4,353,611
		9,634,194
	Semiconductors (2.1%)
75,532	NXP Semiconductors N.V.+	7,417,242
	Software & Services (2.5%)
225,512	Activision Blizzard, Inc	5,459,646
144,979	Sabre Corp	3,450,500
		8,910,146
	Specialty Pharmaceuticals (1.0%)
16,979	Valeant Pharmaceuticals International, Inc.+	3,771,885
	Sporting Goods (1.9%)
148,652	Vista Outdoor, Inc.+	6,674,475
	Telecommunication Carriers (1.1%)
146,654	Zayo Group Holdings, Inc.+	3,771,941

10 | Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2015 (unaudited)

Shares	Common Stocks (continued)		Value

	Transportation & Logistics (0.8%)
64,999	XPO Logistics, Inc.+		$2,936,655
	Travel & Lodging (2.2%)
290,170	Hilton Worldwide Holdings, Inc.+		7,994,183
	Wireline Telecommunications Services (2.1%)
144,402	Level 3 Communications, Inc.+		7,605,653
	Total Investments (cost $294,095,043 –
	note 4)	96.3%	345,074,579

	Other assets less liabilities	3.7	13,160,019
	Net Assets	100.0%	$358,234,598

+ Non-income producing security.

Portfolio	Percent of	Portfolio	Percent of
Distribution	Investments	Distribution	Investments

Aerospace & Defense	1.4%	Home Improvement	1.9%
Apparel & Textile Products	1.3	Industrial Other	2.5
Cable & Satellite	3.9	Information Services	1.0
Casinos & Gaming	1.1	Leisure Products Manufacturing	1.6
Catalog & Television Based Retailer	1.1	Lodging	1.0
Communications Equipment	1.0	Packaged Food	1.9
Consumer Finance	1.5	Publishing & Broadcasting	7.2
Consumer Products	1.6	Real Estate Investment Trusts	2.7
Consumer Services	8.3	Retail - Consumer Discretionary	1.4
Containers & Packaging	12.4	Semiconductor Devices	2.8
Entertainment Content	1.8	Semiconductors	2.1
Entertainment Facilities	0.8	Software & Services	2.6
Entertainment Resources	3.1	Specialty Pharmaceuticals	1.1
Exploration & Production	1.4	Sporting Goods	1.9
Factory Automation Equipment	2.2	Telecommunication Carriers	1.1
Food & Beverage	5.9	Transportation & Logistics	0.9
Generic Pharmaceuticals	3.3	Travel & Lodging	2.3
Hardware	1.9	Wireline Telecommunications
Health Care Facilities & Services	7.0	Services	2.2
Health Care Supplies	0.8		100.0%

See accompanying notes to financial statements.

11 | Aquila Funds Trust

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2015 (unaudited)

	AQUILA	AQUILA
	THREE PEAKS	THREE PEAKS
	HIGH	OPPORTUNITY
ASSETS	INCOME FUND	GROWTH FUND
Investments at value
(cost $156,502,600 and $294,095,043, respectively)	$155,809,801	$345,074,579
Cash	4,211,736	18,114,386
Receivable for interest and dividends	2,403,381	184,565
Receivable for investment securities sold	1,582,350	879,579
Receivable for Fund shares sold	66,723	1,553,042
Reclaim receivable	–	2,281
Other assets	43,857	25,619
Total assets	164,117,848	365,834,051
LIABILITIES
Dividends payable	357,321	–
Payable for Fund shares redeemed	89,669	627,968
Payable for investment securities purchased	–	6,581,414
Management fees payable	79,355	301, 077
Distribution and service fees payable	1,546	4,286
Accrued expenses	80,550	84,708
Total liabilities	608,441	7,599,453
NET ASSETS	$163,509,407	$358,234,598
Net Assets consist of:
Capital Stock - Authorized an unlimited number of shares,
par value $0.01 per share	$194,454	$74,879
Additional paid-in capital	166,804,189	304,511,798
Net unrealized appreciation (depreciation)
on investments (note 4)	(692,799)	50,979,536
Accumulated net realized gain (loss) on investments	(2,796,437)	3,463,601
Net investment income (loss)	—	(795,216)
	$163,509,407	$358,234,598
CLASS A
Net Assets	$46,123,643	$113,165,693
Capital shares outstanding	5,487,415	2,386,091
Net asset value and redemption price per share	$8.41	$47.43
Maximum offering price per share (100/96 of $8.41 and
100/95.75 of $47.43, respectively, adjusted to the nearest cent)	$8.76	$49.54
CLASS C
Net Assets	$18,516,397	$42,002,017
Capital shares outstanding	2,202,832	1,039,038
Net asset value and offering price per share	$8.41	$40.42
Redemption price per share (* a charge of 1% is imposed on the redemption proceeds, or on the original price, whichever is
lower, if redeemed during the first 12 months after purchase)	$8.41 *	$40.42	*
CLASS I
Net Assets	$1,783,963	$10,308,451
Capital shares outstanding	212,274	211,137
Net asset value, offering and redemption price per share	$8.40	$48.82
CLASS Y
Net Assets	$97,085,404	$192,758,437
Capital shares outstanding	11, 542,839	3,851,677
Net asset value, offering and redemption price per share	$8.41	$50.05

See accompanying notes to financial statements.

12 | Aquila Funds Trust

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2015 (unaudited)

	AQUILA	AQUILA
	THREE PEAKS	THREE PEAKS
	HIGH	OPPORTUNITY
	INCOME FUND	GROWTH FUND
Investment Income:

Interest income	$4,209,934	$–
Dividend income
(net of foreign tax withheld of $19,944)	–	1,046,932
Total investment income	4,209,934	1,046,932

Expenses:

Management fees (note 3)	547,482	1,159,070
Distribution and service fees (note 3)	150,606	289,532
Transfer and shareholder servicing agent
fees (note 3)	106,691	176,585
Legal fees	61,046	57,008
Trustees’ fees and expenses	44,335	59,480
Registration fees and dues	40,063	41,827
Fund accounting fees	15,918	1,684
Shareholders’ reports	12,999	26,273
Auditing and tax fees	11,059	8,331
Custodian fees (note 5)	10,631	14,795
Insurance	4,721	4,040
Chief compliance officer services (note 3)	2,767	4,037
Miscellaneous	12,004	12,317
Total expenses	1,020,322	1,854,979

Management fees waived (note 3)	(77,680)	–
Management fees recovered (note 3)	–	102,121
Net expenses	942,642	1,957,100
Net investment income (loss)	3,267,292	(910,168)

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) from securities
transactions	759,058	4,726,521
Change in unrealized appreciation (depreciation)
on investments	(81,897)	14,371,203

Net realized and unrealized gain (loss) on
investments	677,161	19,097,724
Net change in net assets resulting from
operations	$3,944,453	$18,187,556

See accompanying notes to financial statements.

13 | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30,2015	Year Ended
	(unaudited)	December 31, 2014

OPERATIONS:
Net investment income	$3,267,292	$8,809,782
Net realized gain (loss) from securities
transactions	759,058	(415,067)
Change in unrealized appreciation (depreciation)
on investments	(81,897)	(1,388,669)
Change in net assets resulting from
operations	3,944,453	7,006,046

DISTRIBUTIONS TO SHAREHOLDERS:
Class A Shares:
Net investment income	(900,831)	(2,214,590)
Net realized gain on investments	—	(998,504)

Class C Shares:
Net investment income	(310,258)	(826,424)
Net realized gain on investments	—	(475,173)

Class I Shares:
Net investment income	(35,902)	(1,060,451)
Net realized gain on investments	—	(38,417)

Class Y Shares:
Net investment income	(2,020,301)	(4,708,317)
Net realized gain on investments	—	(2,175,326)
Change in net assets from distributions	(3,267,292)	(12,497,202)

CAPITAL SHARE TRANSACTIONS (note 5):
Proceeds from shares sold	13,698,671	33,445,814
Reinvested dividends and distributions	2,093,208	8,728,543
Short-term trading redemption fees	–	13,289
Cost of shares redeemed	(25,314,203)	(165,631,358)
Change in net assets from capital share
transactions	(9,522,324)	(123,443,712)
Change in net assets	(8,845,163)	(128,934,868)

NET ASSETS:
Beginning of period	172,354,570	301,289,438
End of period	$163,509,407	$172,354,570

See accompanying notes to financial statements.

14 | Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2015	Year Ended
	(unaudited)	December 31, 2014

OPERATIONS:
Net investment income (loss)	$(910,168)	$(585,464)
Net realized gain (loss) from securities
transactions	4,726,521	643,758
Change in unrealized appreciation on
investments	14,371,203	18,566,491
Change in net assets from operations	18,187,556	18,624,785

DISTRIBUTIONS TO SHAREHOLDERS:
Class A Shares:
Net investment income	—	–
Net realized gain on investments	—	(617,642)

Class C Shares:
Net investment income	—	–
Net realized gain on investments	—	(196,357)

Class I Shares:
Net investment income	—	–
Net realized gain on investments	—	(43,702)

Class Y Shares:
Net investment income	—	–
Net realized gain on investments	—	(717,232)
Change in net assets from distributions	—	(1,574,933)

CAPITAL SHARE TRANSACTIONS (note 7):
Proceeds from shares sold	181,195,410	100,908,235
Reinvested distributions	—	1,232,680
Short-term trading redemption fees	—	58,013
Cost of shares redeemed	(24,135,706)	(26,782,318)
Change in net assets from capital share
transactions	157,059,704	75,416,610
Change in net assets	175,247,260	92,466,462

NET ASSETS:
Beginning of period	182,987,338	90,520,876
End of period*	$358,234,598	$182,987,338

* Includes undistributed net investment
income (loss) of:	$(795,216)	$114,952

See accompanying notes to financial statements.

15 | Aquila Funds Trust

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2015 (unaudited)

1. Organization

     Aquila Funds Trust (the "Trust"), a Massachusetts business trust, is comprised of two series: Aquila Three Peaks High Income Fund and Aquila Three Peaks Opportunity Growth Fund (each, a “Fund”). Each Fund is an open-end diversified investment company. Aquila Three Peaks High Income Fund’s objective is to obtain high current income. Capital appreciation is a secondary objective when consistent with its primary objective. Aquila Three Peaks Opportunity Growth Fund seeks capital appreciation whereby it invests primarily in the equity securities of companies located throughout the United States.

     Both Funds are authorized to issue an unlimited number of shares and offer four classes of shares: Class A, Class C, Class I and Class Y Shares. Class A Shares are sold at net asset value plus a sales charge of varying size (depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. Class I Shares are offered and sold only through financial intermediaries and are not offered directly to retail customers. Class I Shares are sold at net asset value with no sales charge and no redemption fee or CDSC, although a financial intermediary may charge a fee for effecting a purchase or other transaction on behalf of its customers. Class I Shares carry a distribution and a service fee. Class Y Shares are sold only through authorized financial institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge (“CDSC”) and no distribution fee.

     All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. Significant Accounting Policies

     The following is a summary of significant accounting policies followed by both Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)
Portfolio valuation: Securities listed on a national securities exchange or designated as national market system securities are valued at the last sale price on such exchanges or market system. Securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price. All other securities are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. With respect to Aquila Three Peaks High Income Fund, in the case of securities for which market quotations are readily available, securities are valued at the bid price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

16 | Aquila Funds Trust

NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2015 (unaudited)

b)
Fair value measurements: Both Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the respective Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of each Fund’s investments, used to value the respective Fund’s net assets as of June 30, 2015:

	AQUILA	AQUILA
	THREE PEAKS	THREE PEAKS
	HIGH	OPPORTUNITY
	INCOME FUND	GROWTH FUND
Valuation Inputs	Investments in Securities*

Level 1 – Quoted Prices – Common Stocks	$—	$345,074,579
Level 2 – Other Significant Observable Inputs	155,809,801	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$155,809,801	$345,074,579

* See schedule of investments for a detailed listing of securities.

c)	Subsequent events: In preparing these financial statements, events and transactions have been evaluated for potential recognition or disclosure through the date these financial statements were issued.

d)

Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

e)
Federal income taxes: It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. Each Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

17 | Aquila Funds Trust

NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2015 (unaudited)

Management has reviewed the tax position for each of the open tax years (2012-2014) or expected to be taken in the Funds' 2015 tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

f)
Multiple class allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.

g)
Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h)
Reclassification of capital accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. On December 31, 2014, Aquila Three Peaks Opportunity Growth Fund decreased accumulated net realized loss on investments by $700,416 and increased accumulated losses by $700,416. These reclassifications had no effect on net assets or net asset value per share.

i)
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services-Investment Companies".

3. Fees and Related Party Transactions

a) Management Arrangements:

     Aquila Investment Management LLC (the “Manager”), a wholly-owned subsidiary of Aquila Management Corporation, the Fund’s founder and sponsor, serves as the Manager for each Fund under an Advisory and Administration Agreement with the Fund. The portfolio management of each Fund has been delegated to a Sub-Adviser as described below. Under each Advisory and Administrative Agreement, the Manager provides all administrative services to the respective Fund, other than those relating to the day-today portfolio management. The Manager’s services include providing the offices of the Funds and all related services as well as overseeing the activities of the Sub-Adviser and all the various support organizations to the Funds such as the shareholder servicing agent, custodian, legal counsel, fund accounting agent, pricing agent, auditors and distributor. For its services to Aquila Three Peaks High Income Fund, the Manager is entitled to receive a fee which is payable monthly and computed as of close of business each day at the annual rate of 0.65% of the Fund’s net assets. For its services to Aquila Three Peaks Opportunity Growth Fund, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.90% on the Fund’s net assets up to $100 million, 0.85% on such assets above $100 million up to $250 million, and 0.80% on assets above $250 million.

18 | Aquila Funds Trust

NOTES TO FINANCIAL STATEMENTS (continued)
 JUNE 30, 2015 (unaudited)

     Three Peaks Capital Management, LLC (the “Sub-Adviser”) serves as the Investment Sub-Adviser for both Funds under Sub-Advisory Agreements between the Manager and the Sub-Adviser. Under the agreements, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Funds, the investment programs of the Funds and the composition of their portfolios and arranges for the purchases and sales of portfolio securities. For its services with respect to Aquila Three Peaks High Income Fund, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of close of business each day at the annual rate of 0.45% on the first $100 million net assets, 0.40% on the next $150 million of the net assets and 0.35% on the net assets above $250 million. For its services with respect to Aquila Three Peaks Opportunity Growth Fund, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.50% on the Fund’s net assets up to $100 million, 0.45% on such assets above $100 million up to $250 million, and 0.40% on assets above $250 million.

     For Aquila Three Peaks High Income Fund, the Manager and the Sub-Adviser determined to continue to voluntarily waive a portion of their fees for the six months ended June 30, 2015. Thus, for the six months ended June 30, 2015, the Fund incurred gross management fees of $547,482, of which $77,680 was voluntarily waived.

     For Aquila Three Peaks Opportunity Growth Fund, the Manager had contractually undertaken to waive fees and/or reimburse Fund expenses so that total Fund expenses would not exceed 1.55% for Class A Shares, 2.25% for Class C Shares, 1.46% for Class I Shares and 1.25% for Class Y Shares. These expense limitations are in effect until April 30, 2016. Prior to that date, the arrangement may not be terminated without the approval of the Board of Trustees. The Sub-Adviser has agreed to waive its fee in the same proportion as the Manager is required to waive its fee in connection with the aforementioned undertaking. For a period of three years, subsequent to the end of the Fund’s fiscal year, the Manager may recover from the Fund certain fees and expenses waived or reimbursed to the extent that the net unreimbursed Total Annual Fund Operating Expenses, including the recovered expenses, do not exceed any contractual limitations. For the six months ended June 30, 2015, the Manager recovered a portion of the previously waived management fees in the amount of $102,121. As of June 30, 2015, the total of these amounts was $421,713 of which $155,235 expires on December 31, 2015, $231,872 expires on December 31, 2016 and $34,606 expires on December 31, 2017.

19 | Aquila Funds Trust

NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2015 (unaudited)

     Under a Compliance Agreement with the Manager, the Manager is compensated by the Funds for Chief Compliance Officer related services provided to enable the Funds to comply with Rule 38a-1 of the Investment Company Act of 1940.

     Specific details as to the nature and extent of the services provided by the Manager are more fully defined in the Funds' Prospectus and Statement of Additional Information.

b) Distribution and Service Fees:

     The Funds have adopted Distribution Plans (each a “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the Investment Company Act of 1940. Under one part of the Plans, with respect to Class A Shares, the Funds are authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors, Inc. (the “Distributor”), including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund’s shares or servicing of shareholder accounts.

For the six months ended June 30, 2015, these payments were as follows:

	Annual		Amount
	Distribution Fee	Distribution Fees	Retained by
	Rate on Class A	on Class A	Distributor
Aquila Three Peaks High Income Fund	0.20%	$46,703	$2,164
Aquila Three Peaks Opportunity Growth Fund	0.30%	$135,993	$3,532

     Under another part of the Plan, the Funds are authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund’s Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the respective Fund’s average net assets represented by Class C Shares. In addition, under a Shareholder Services Plan, the Funds are authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the respective Fund’s average net assets represented by Class C Shares.

For the six months ended June 30, 2015, these payments were as follows:

	Qualified	Shareholder	Amount
	Recipients Fees	Services Fee	Retained by
	on Class C	on Class C	Distributor
Aquila Three Peaks High Income Fund	$76,150	$25,383	$25,243
Aquila Three Peaks Opportunity Growth Fund	$109,756	$36,585	$32,142

     Under another part of the Plan, the Funds are authorized to make payments with respect to Class I Shares to Qualified Recipients. Class I payments, under the Plan, may not exceed, for any fiscal year of the Fund a rate of more than 0.25% of the average annual net assets represented by the Class I Shares. In addition, the Funds have a Shareholder Services Plan under which each Fund may pay service fees of not more than 0.25% of the average annual net assets of the respective Fund represented by Class I Shares. That is, the total payments under both plans will not exceed 0.50% of such net assets.

20 | Aquila Funds Trust

NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2015 (unaudited)

     With respect to Aquila Three Peaks High Income Fund, for the six months ended June 30, 2015, these payments were made at the average annual rate of 0.40% (0.25% under the Distribution Plan and 0.15% under the Shareholder Services Plan) of such net assets and amounted to $3,792 of which $2,370 related to the Plan and $1,422 related to the Shareholder Services Plan.

     With respect to Aquila Three Peaks Opportunity Growth Fund, for the six months ended June 30, 2015, these payments were made at the average annual rate of 0.35% (0.20% under the Distribution Plan and 0.15% under the Shareholder Services Plan) of such net assets and amounted to $12,597 of which $7,198 related to the Plan and $5,399 related to the Shareholder Services Plan.

     Specific details about the Plans are more fully defined in the Funds' Prospectus and Statement of Additional Information.

     Under Distribution Agreements, the Distributor serves as the exclusive distributor of the Funds' shares. Through agreements between the Distributor and various brokerage and advisory firms (“intermediaries”), Fund shares are sold primarily through the facilities of these intermediaries with the bulk of any sales commissions inuring to such intermediaries. For the six months ended June 30, 2015, Aquila Three Peaks High Income Fund's total commissions on sales of Class A Shares amounted to $42,128 of which the Distributor received $9,777. For the six months ended June 30, 2015, Aquila Three Peaks Opportunity Growth Fund's total commissions on sales of Class A Shares amounted to $437,381 of which the Distributor received $40,697.

4. Purchases and Sales of Securities

Aquila Three Peaks High Income Fund

     During the six months ended June 30, 2015, purchases of securities and proceeds from the sales of securities (excluding short-term investments) aggregated $116,119,814 and $121,879,267, respectively.

     At June 30, 2015, the aggregate tax cost for all securities was $156,502,600. At June 30, 2015, the aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $737,715 and the aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $1,430,514 for a net unrealized depreciation of $692,799.

Aquila Three Peaks Opportunity Growth Fund

     During the six months ended June 30, 2015, purchases of securities and proceeds from the sales of securities (excluding short-term investments) aggregated $209,756,365 and $57,703,948, respectively.

21 | Aquila Funds Trust

NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2015 (unaudited)

     At June 30, 2015, the aggregate tax cost for all securities was $294,256,396. At June 30, 2015, the aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $58,027,990 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $7,209,807 for a net unrealized appreciation of $50,818,183.

5. Expenses

     The Funds negotiated an expense offset arrangement with their custodian wherein they receive credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statements of Operations reflect the total expenses before any offset, the amount of offset and the net expenses.

6. Portfolio Orientation

     Aquila Three Peaks High Income Fund may invest up to 100% in high-yield/high-risk bonds, also known as “junk bonds”. High-yield/high-risk bonds may be especially sensitive to economic changes, political changes, or adverse developments specific to the company that issued the bond. Because of these factors, the performance and net asset value of the Fund may vary significantly, depending upon its holdings of high-yield/high-risk bonds.

     Aquila Three Peaks Opportunity Growth Fund may invest no less than 70% of its net assets in equity securities believed to have the potential for capital appreciation. The Fund may invest in a range of stock market capitalizations that could include small-cap, mid-cap, and large cap. Thus the Fund may invest in common stocks without regard to whether they could be described as “growth” or “value”. The Fund may, from time-to-time, hold as much as 30% of its net assets in fixed-income securities including junk bonds. These bonds generally have a greater credit risk than other types of fixed-income securities.

22 | Aquila Funds Trust

NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2015 (unaudited)

7. Capital Share Transactions

Aquila Three Peaks High Income Fund

a) Transactions in Capital Shares of the Fund were as follows:

	Six Months Ended		Year Ended
	June 30, 2015 (unaudited)		December 31, 2014
	Shares	Amount	Shares	Amount
Class A Shares:
Proceeds from shares sold	559,533	$4,735,340	801,356	$7,023,766
Reinvested distributions	80,145	678,601	284,717	2,459,307
Cost of shares redeemed	(726,948)	(6,157,426)	(2,877,826)	(25,172,801	)(a)
Net change	(87,270)	(743,485)	(1,791,753)	(15,689,728)
Class C Shares:
Proceeds from shares sold	104,926	888,014	154,221	1,354,103
Reinvested distributions	26,410	223,663	106,591	917,439
Cost of shares redeemed	(566,931)	(4,798,785)	(969,031)	(8,488,015)
Net change	(435,595)	(3,687,108)	(708,219)	(6,216,473)
Class I Shares:
Proceeds from shares sold	59,149	499,723	444,973	3,904,957
Reinvested distributions	2,611	22,130	64,156	562,413
Cost of shares redeemed	(64,057)	(542,425)	(10,001,406)	(88,303,816	)(b)
Net change	(2,297)	(20,572)	(9,492,277)	(83,836,446)
Class Y Shares:
Proceeds from shares sold	894,419	7,575,594	2,411,081	21,162,988
Reinvested distributions	137,833	1,168,814	555,745	4,789,384
Cost of shares redeemed	(1,632,343)	(13,815,567)	(4,974,180)	(43,653,437	)(c)
Net change	(600,091)	(5,071,159)	(2,007,354)	(17,701,065)
Total transactions in Fund
shares	(1,125,253)	$(9,522,324)	(13,999,603)	$(123,443,712)

(a)	Net of short-term trading redemption fees of $3,671. (See note 7b)
(b)	Net of short-term trading redemption fees of $6,472. (See note 7b)
(c)	Net of short-term trading redemption fees of $3,146. (See note 7b)

23 | Aquila Funds Trust

NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2015 (unaudited)

Aquila Three Peaks Opportunity Growth Fund

a) Transactions in Capital Shares of the Fund were as follows:

	Six Months Ended		Year Ended
	June 30, 2015 (unaudited)		December 31, 2014
	Shares	Amount	Shares	Amount
Class A Shares:
Proceeds from shares sold	876,043	$41,062,036	881,470	$36,870,280
Reinvested distributions	–	–	12,012	524,806
Cost of shares redeemed	(122,025)	(5,632,011)	(212,443)	(8,659,257	)(a)
Net change	754,018	35,430,025	681,039	28,735,829
Class C Shares:
Proceeds from shares sold	569,283	22,875,945	223,326	7,955,809
Reinvested distributions	–	–	3,830	143,119
Cost of shares redeemed	(49,137)	(1,954,705)	(87,545)	(3,127,540)
Net change	520,146	20,921,240	139,611	4,971,388
Class I Shares:
Proceeds from shares sold	189,016	9,173,157	114,906	4,998,412
Reinvested distributions	–	–	944	42,436
Cost of shares redeemed	(92,939)	(4,478,835)	(8,216)	(356,913	)(b)
Net change	96,077	4,694,322	107,634	4,683,935
Class Y Shares:
Proceeds from shares sold	2,205,451	108,084,272	1,176,580	51,083,734
Reinvested distributions	–	–	11,348	522,319
Cost of shares redeemed	(246,286)	(12,070,155)	(335,745)	(14,580,595	)(c)
Net change	1,959,165	96,014,117	852,183	37,025,458
Total transactions in Fund
shares	3,329,406	$157,059,704	1,780,467	$75,416,610

(a)	Net of short-term trading redemption fees of $32,727. (See note 7b)
(b)	Net of short-term trading redemption fees of $3,690. (See note 7b)
(c)	Net of short-term trading redemption fees of $21,596. (See note 7b)

b)
Short-Term Trading Redemption Fee: The Funds and the Distributor may reject any order for the purchase of shares, on a temporary or permanent basis, from investors exhibiting a pattern of frequent or short-term trading in Fund shares. In addition, the Funds impose redemption fees of 1.00% and 2.00% (respectively for Aquila Three Peaks High Income and Aquila Three Peaks Opportunity Growth Fund) of the shares’ redemption value on any redemption of Class A Shares on which a sales charge is not imposed or of Class I and Class Y Shares, if the redemption occurs within 90 days of purchase. The fees are paid to the respective Fund and are designed to offset the costs to the Fund caused by short-term trading in Fund shares. The Fund retains the fee charged as paid-in capital which becomes part of the Fund’s daily net asset value (“NAV”) calculation. The fee does not apply to shares sold under an Automatic Withdrawal Plan, or sold due to the shareholder’s death or disability.

24 | Aquila Funds Trust

NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2015 (unaudited)

8. Income Tax Information and Distributions

     Aquila Three Peaks High Income Fund declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. Aquila Three Peaks Opportunity Growth Fund declares distributions to shareholders from net investment income, if any, and from net realized capital gains, if any, on at least an annual basis. Distributions are recorded by the Fund on the ex-dividend date and paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder’s option. Dividends from net investment income and distributions from realized gains from investment transactions are determined in accordance with Federal income tax regulations, which may differ from investment income and realized gains determined under generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions from paid-in capital. At December 31, 2014, Aquila Three Peaks High Income Fund had post October capital loss deferrals of $3,549,389 which will be recognized in 2015. Aquila Three Peaks Opportunity Growth Fund had post October capital loss deferrals of $1,049,368 which will be recognized in 2015.

The tax character of distributions:

	Aquila Three Peaks		Aquila Three Peaks
	High Income Fund		Opportunity Growth Fund
	Year Ended December 31,		Year Ended December 31,
	2014	2013	2014	2013

Ordinary income	$10,614,974	$16,222,576	$640,468	$270,506
Long term capital gain	1,882,228	3,292,758	934,465	824,442
	$12,497,202	$19,515,334	$1,574,933	$1,094,948

     As of December 31, 2014, the components of distributable earnings on a tax basis were as follows:

	Aquila Three Peaks	Aquila Three Peaks
	High Income Fund	Opportunity Growth Fund
Ordinary Income	$2,174	$114,952
Accumulated net realized gain	—	1,859
Other accumulated losses	(3,553,260)	(1,049,368)
Unrealized appreciation
(depreciation)	(615,311)	36,392,922
	$(4,166,397)	$35,460,365

     For Aquila Three Peaks Opportunity Growth Fund, the difference between book and tax unrealized appreciation was due to wash sales.

25 | Aquila Funds Trust

NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2015 (unaudited)

9. Securities Traded on a When-Issued Basis

     The Funds may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the amount of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for the other securities.

26 | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A
	Six Months
	Ended		Year Ended December 31,
	6/30/15
	(unaudited)		2014	2013		2012		2011		2010
Net asset value, beginning of period	$8.38		$8.71	$8.86		$8.93		$9.05		$9.00
Income (loss) from investment operations:
Net investment income(1)	0.16		0.35	0.37		0.41		0.49		0.55
Net gain (loss) on securities (both
realized and unrealized)	0.03		(0.15)	0.03		0.24		(0.03)		0.29
Total from investment operations	0.19		0.20	0.40		0.65		0.46		0.84
Less distributions:
Dividends from net investment income	(0.16)		(0.35)	(0.37)		(0.41)		(0.49)		(0.55)
Distributions from capital gains	–		(0.18)	(0.18)		(0.31)		(0.09)		(0.24)
Total distributions	(0.16)		(0.53)	(0.55)		(0.72)		(0.58)		(0.79)
Net asset value, end of period	$8.41		$8.38	$8.71		$8.86		$8.93		$9.05
Total return (not reflecting sales charge)	2.29	%(4)	2.25%	4.64%		7.40%		5.20%		9.60%
Ratios/supplemental data
Net assets, end of period (in millions)	$46,124		$46,691	$64,170		$63,844		$56,343		$50,570
Ratio of expenses to average net assets	1.14	%(5)	1.14%	1.14%		1.14	%(2)	1.10	%(2)	1.12	%(2)
Ratio of net investment income to average
net assets	3.86	%(5)	3.95%	4.20%		4.49	%(2)	5.46	%(2)	5.99	%(2)
Portfolio turnover rate	72	%(4)	115%	95%		173%		67%		72%

The expense and net investment income ratios without the effect of the voluntary waiver of a portion of the management fee were (note 3):

Ratio of expenses to average net assets	1.23	%(5)	1.29%	1.28	%(3)	1.14	%(2)	1.10	%(2)	1.12	%(2)
Ratio of net investment income to average
net assets	3.77	%(5)	3.81%	4.07	%(3)	4.49	%(2)	5.46	%(2)	5.99	%(2)

The expense ratios after giving effect to voluntary waiver of fees, expense reimbursement and/or expense offset for uninvested cash balances were (note 5):

Ratio of expenses to average net assets	1.14	%(5)	1.14%	1.14	%(2)	1.14	%(2)	1.10	%(2)	1.12	%(2)
_______________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	No reduction in the management fee was required during the period, contractual or otherwise.
(3)
Includes expenses incurred in connection with the reorganization of the Fund into Aquila Funds Trust. Without these expenses, the expense ratio and the net investment income ratio would have been 1.20% and 4.15%, respectively, for the year ended December 31, 2013.

(4)	Not annualized.
(5)	Annualized.

See accompanying notes to financial statements.

27 | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class C
	Six Months Ended		Year Ended December 31,
	6/30/15 (unaudited)		2014	2013		2012		2011		2010
Net asset value, beginning of period	$8.38		$8.71	$8.86		$8.93		$9.05		$9.00
Income (loss) from investment operations:
Net investment income(1)	0.13		0.28	0.30		0.33		0.42		0.47
Net gain (loss) on securities (both
realized and unrealized)	0.03		(0.15)	0.03		0.24		(0.03)		0.29
Total from investment operations	0.16		0.13	0.33		0.57		0.39		0.76
Less distributions:
Dividends from net investment income	(0.13)		(0.28)	(0.30)		(0.33)		(0.42)		(0.47)
Distributions from capital gains	–		(0.18)	(0.18)		(0.31)		(0.09)		(0.24)
Total distributions	(0.13)		(0.46)	(0.48)		(0.64)		(0.51)		(0.71)
Net asset value, end of period	$8.41		$8.38	$8.71		$8.86		$8.93		$9.05
Total return (not reflecting CDSC)	1.89	%(4)	1.44%	3.81%		6.55%		4.37%		8.73%
Ratios/supplemental data
Net assets, end of period (in thousands)	$18,516		$22,099	$29,154		$33,555		$31,907		$32,788
Ratio of expenses to average net assets	1.94	%(5)	1.94%	1.94%		1.94	%(2)	1.91	%(2)	1.92	%(2)
Ratio of net investment income to average
net assets	3.06	%(5)	3.15%	3.41%		3.69	%(2)	4.67	%(2)	5.16	%(2)
Portfolio turnover rate	72	%(4)	115%	95%		173%		67%		72%

Expense and net investment income ratios without the effect of the voluntary waiver of a portion of the management fee were (note 3):

Ratio of expenses to average net assets	2.03	%(5)	2.09%	2.07	%(3)	1.94	%(2)	1.91	%(2)	1.92	%(2)
Ratio of net investment income to average
net assets	2.97	%(5)	3.01%	3.28	%(3)	3.69	%(2)	4.67	%(2)	5.16	%(2)

Expense ratios after giving effect to voluntary waiver of fees, expense reimbursement and/or expense offset for uninvested cash balances were (note 5):

Ratio of expenses to average net assets	1.94	%(5)	1.94%	1.94%		1.94	%(2)	1.91	%(2)	1.92	%(2)
_______________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	No reduction in the management fee was required during the period, contractual or otherwise.
(3)
Includes expenses incurred in connection with the reorganization of the Fund into Aquila Funds Trust. Without these expenses, the expense ratio and the net investment income ratio would have been 1.99% and 3.36%, respectively, for the year ended December 31, 2013.

(4)	Not annualized.
(5)	Annualized.

See accompanying notes to financial statements.

28 | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class I
	Six Months Ended		Year Ended December 31,
	6/30/15 (unaudited)		2014	2013		2012		2011		2010
Net asset value, beginning of period	$8.37		$8.72	$8.87		$8.93		$9.05		$9.01
Income (loss) from investment operations:
Net investment income(1)	0.16		0.35	0.37		0.41		0.50		0.55
Net gain (loss) on securities (both
realized and unrealized)	0.03		(0.18)	0.03		0.25		(0.03)		0.28
Total from investment operations	0.19		0.17	0.40		0.66		0.47		0.83
Less distributions:
Dividends from net investment income	(0.16)		(0.34)	(0.37)		(0.41)		(0.50)		(0.55)
Distributions from capital gains	–		(0.18)	(0.18)		(0.31)		(0.09)		(0.24)
Total distributions	(0.16)		(0.52)	(0.55)		(0.72)		(0.59)		(0.79)
Net asset value, end of period	$8.40		$8.37	$8.72		$8.87		$8.93		$9.05
Total return (not reflecting sales charge)	2.25	%(4)	1.98%	4.62%		7.49%		5.23%		9.51%
Ratios/supplemental data
Net assets, end of period (in thousands)	$1,784		$1,797	$84,621		$68,175		$110,958		$90,915
Ratio of expenses to average net assets	1.21	%(5)	1.13%	1.15%		1.16	%(2)	1.08	%(2)	1.09	%(2)
Ratio of net investment income to average
net assets	3.79	%(5)	4.02%	4.18%		4.50	%(2)	5.47	%(2)	6.01	%(2)
Portfolio turnover rate	72	%(4)	115%	95%		173%		67%		72%

Expense and net investment income ratios without the effect of the voluntary waiver of a portion of the management fee were (note 3):

Ratio of expenses to average net assets	1.31	%(5)	1.30%	1.30	%(3)	1.16	%(2)	1.08	%(2)	1.09	%(2)
Ratio of net investment income to average
net assets	3.70	%(5)	3.86%	4.03	%(3)	4.50	%(2)	5.47	%(2)	6.01	%(2)

Expense ratios after giving effect to voluntary waiver of fees, expense reimbursement and/or expense offset for uninvested cash balances were (note 5):

Ratio of expenses to average net assets	1.21	%(5)	1.13%	1.15%		1.16	%(2)	1.08	%(2)	1.09	%(2)
_______________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	No reduction in the management fee was required during the period, contractual or otherwise.
(3)
Includes expenses incurred in connection with the reorganization of the Fund into Aquila Funds Trust. Without these expenses, the expense ratio and the net investment income ratio would have been 1.22% and 4.11%, respectively, for the year ended December 31, 2013.

(4)	Not annualized.
(5)	Annualized.

See accompanying notes to financial statements.

29 | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class Y
	Six Months Ended		Year Ended December 31,
	6/30/15 (unaudited)		2014	2013		2012		2011		2010
Net asset value, beginning of period	$8.38		$8.72	$8.87		$8.93		$9.05		$9.00
Income (loss) from investment operations:
Net investment income(1)	0.17		0.36	0.39		0.43		0.51		0.57
Net gain (loss) on securities (both
realized and unrealized)	0.03		(0.16)	0.03		0.25		(0.03)		0.29
Total from investment operations	0.20		0.20	0.42		0.68		0.48		0.86
Less distributions:
Dividends from net investment income	(0.17)		(0.36)	(0.39)		(0.43)		(0.51)		(0.57)
Distributions from capital gains	–		(0.18)	(0.18)		(0.31)		(0.09)		(0.24)
Total distributions	(0.17)		(0.54)	(0.57)		(0.74)		(0.60)		(0.81)
Net asset value, end of period	$8.41		$8.38	$8.72		$8.87		$8.93		$9.05
Total return (not reflecting sales charge)	2.39	%(4)	2.34%	4.85%		7.73%		5.41%		9.81%
Ratios/supplemental data
Net assets, end of period (in thousands)	$97,085		$101,768	$123,344		$189,186		$174,213		$146,159
Ratio of expenses to average net assets	0.94	%(5)	0.94%	0.94%		0.94	%(2)	0.90	%(2)	0.92	%(2)
Ratio of net investment income to average
net assets	4.06	%(5)	4.15%	4.40%		4.68	%(2)	5.66	%(2)	6.19	%(2)
Portfolio turnover rate	72	%(4)	115%	95%		173%		67%		72%

Expense and net investment income ratios without the effect of the voluntary waiver of a portion of the management fee were (note 3):

Ratio of expenses to average net assets	1.03	%(5)	1.09%	1.06	%(3)	0.94	%(2)	0.90	%(2)	0.92	%(2)
Ratio of net investment income to average
net assets	3.96	%(5)	4.00%	4.28	%(3)	4.68	%(2)	5.66	%(2)	6.19	%(2)

Expense ratios after giving effect to voluntary waiver of fees, expense reimbursement and/or expense offset for uninvested cash balances were (note 5):

Ratio of expenses to average net assets	0.94	%(5)	0.94%	0.94%		0.94	%(2)	0.90	%(2)	0.92	%(2)
_______________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	No reduction in the management fee was required during the period, contractual or otherwise.
(3)
Includes expenses incurred in connection with the reorganization of the Fund into Aquila Funds Trust. Without these expenses, the expense ratio and the net investment income ratio would have been 0.98% and 4.36%, respectively, for the year ended December 31, 2013.

(4)	Not annualized.
(5)	Annualized.

See accompanying notes to financial statements.

30 | Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A
	Six Months Ended		Year Ended December 31,
	6/30/15 (unaudited)		2014	2013		2012	2011	2010
Net asset value, beginning of period	$43.69		$38.06	$28.08		$22.93	$26.64	$22.95
Income (loss) from investment operations:
Net investment income (loss)(1)	(0.18)		(0.21)	(0.01)		0.38	(0.08)	(0.09)
Net gain (loss) on securities (both
realized and unrealized)	3.92		6.19	10.45		5.15	(1.00)	3.78
Total from investment operations	3.74		5.98	10.44		5.53	(1.08)	3.69
Less distributions (note 8):
Dividends from net investment income	–		–	–		(0.36)	–	–
Distributions from capital gains	–		(0.38)	(0.47)		(0.02)	(2.64)	–
Total distributions	–		(0.38)	(0.47)		(0.38)	(2.64)	–
Paid-in capital from redemption
fees (note 7b)	–		0.03	0.01		–	0.01	–
Net asset value, end of period	$47.43		$43.69	$38.06		$28.08	$22.93	$26.64
Total return (not reflecting sales charges)	8.56	%(3)(5)	15.80%	37.22%		24.12%	(4.01)%	16.08%
Ratios/supplemental data
Net assets, end of period (in thousands)	$113,166		$71,306	$36,198		$14,369	$11,904	$10,053
Ratio of expenses to average net assets	1.53	%(4)	1.55%	1.55%		1.53%	1.50%	1.50%
Ratio of net investment income (loss)
to average net assets	(0.77	)%(4)	(0.52)%	(0.02)%		1.47%	(0.31)%	(0.40)%
Portfolio turnover rate	22	%(3)	43%	33%		44%	39%	116%

Expense and net investment income ratios without the effect of the contractual expense cap or before expense recovery, as applicable, were (note 3):

Ratio of expenses to average net assets	1.47	%(4)	1.58%	2.01	%(2)	2.82%	2.87%	7.47%
Ratio of net investment income (loss) to
average net assets	(0.70	)%(4)	(0.55)%	(0.48	)%(2)	0.18%	(1.68)%	(6.37)%

Expense ratios after giving effect to the contractual expense cap and net of expense recovery were (note 5):

Ratio of expenses to average net assets	1.53	%(4)	1.55%	1.55%		1.53%	1.50%	1.50%
_______________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)
Includes expenses incurred in connection with the reorganization of the Fund into a series of Aquila Funds Trust. Without these expenses, the expense ratio and the net investment income (loss) ratio would have been 1.91% and (0.38)%, respectively, for the year ended December 31, 2013.

(3)	Not annualized.
(4)	Annualized.
(5)	Total return would have been higher had previously waived management fees not been recovered by the Manager in line with its agreement with the Fund.

Note: On October 15, 2010, the Fund began operations under the name Aquila Three Peaks Opportunity Growth Fund, with Three Peaks Capital Management, LLC as investment sub-adviser and an investment strategy that differs meaningfully from the prior strategy pursued by the Fund.

See accompanying notes to financial statements.

31 | Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class C
	Six Months Ended		Year Ended December 31,
	6/30/15 (unaudited)		2014	2013		2012	2011	2010
Net asset value, beginning of period	$37.37		$32.84	$24.45		$20.04	$23.81	$20.67
Income (loss) from investment operations:
Net investment income (loss)(1)	(0.29)		(0.43)	(0.24)		0.18	(0.24)	(0.23)
Net gain (loss) on securities (both
realized and unrealized)	3.34		5.34	9.10		4.47	(0.89)	3.37
Total from investment operations	3.05		4.91	8.86		4.65	(1.13)	3.14
Less distributions (note 8):
Dividends from net investment income	–		–	–		(0.22)	–	–
Distributions from capital gains	–		(0.38)	(0.47)		(0.02)	(2.64)	–
Total distributions	–		(0.38)	(0.47)		(0.24)	(2.64)	_
Net asset value, end of period	$40.42		$37.37	$32.84		$24.45	$20.04	$23.81
Total return (not reflecting CDSC)	8.16	%(3)(5)	14.96%	36.24%		23.22%	(4.74)%	15.19%
Ratios/supplemental data
Net assets, end of period (in thousands)	$42,002		$19,391	$12,457		$2,111	$1,772	$855
Ratio of expenses to average net assets	2.25	%(4)	2.25%	2.25%		2.25%	2.25%	2.25%
Ratio of net investment income (loss)
to average net assets	(1.47	)%(4)	(1.22)%	(0.82)%		0.77%	(1.03)%	(1.11)%
Portfolio turnover rate	22	%(3)	43%	33%		44%	39%	116%

Expense and net investment income ratios without the effect of the contractual expense cap or before expense recovery, as applicable, were (note 3):

Ratio of expenses to average net assets	2.16	%(4)	2.28%	2.63	%(2)	3.52%	3.50%	8.27%
Ratio of net investment income (loss) to
average net assets	(1.38	)%(4)	(1.25)%	(1.19	)%(2)	(0.49)%	(2.27)%	(7.13)%

Expense ratios after giving effect to the contractual expense cap and net of expense recovery were (note 5):

Ratio of expenses to average net assets	2.25	%(4)	2.25%	2.25%		2.25%	2.25%	2.25%
_______________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)
Includes expenses incurred in connection with the reorganization of the Fund into a series of Aquila Funds Trust. Without these expenses, the expense ratio and the net investment income (loss) ratio would have been 2.53% and (1.10)%, respectively, for the year ended December 31, 2013.

(3)	Not annualized.
(4)	Annualized.
(5)	Total return would have been higher had previously waived mangement fees not been recovered by the Manager in line with its agreement with the Fund.

Note: On October 15, 2010, the Fund began operations under the name Aquila Three Peaks Opportunity Growth Fund, with Three Peaks Capital Management, LLC as investment sub-adviser and an investment strategy that differs meaningfully from the prior strategy pursued by the Fund.

See accompanying notes to financial statements.

32 | Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class I
	Six Months Ended		Year Ended December 31,
	6/30/15 (unaudited)		2014	2013		2012	2011	2010
Net asset value, beginning of period	$44.94		$39.06	$28.72		$23.45	$27.08	$23.24
Income (loss) from investment operations:
Net investment income (loss)(1)	(0.14)		(0.10)	0.06		1.08	0.04	0.06
Net gain (loss) on securities (both
realized and unrealized)	4.02		6.27	10.73		4.67	(1.03)	3.78
Total from investment operations	3.88		6.17	10.79		5.75	(0.99)	3.84
Less distributions (note 8):
Dividends from net investment income	–		–	–		(0.46)	–	–
Distributions from capital gains	–		(0.38)	(0.47)		(0.02)	(2.64)	–
Total distributions	–		(0.38)	(0.47)		(0.48)	(2.64)	–
Paid-in capital from redemption fees (note 7b).	–		0.09	0.02		–	–	–
Net asset value, end of period	$48.82		$44.94	$39.06		$28.72	$23.45	$27.08
Total return	8.63	%(3)	16.03%	37.64%		24.55%	(3.65)%	16.52%
Ratios/supplemental data
Net assets, end of period (in thousands)	$10,308		$5,170	$290		$119	$21	$24
Ratio of expenses to average net assets	1.38	%(4)	1.41%	1.18%		1.17%	1.13%	1.13%
Ratio of net investment income (loss)
to average net assets	(0.58	)%(4)	(0.24)%	0.16%		3.95%	0.14%	0.26%
Portfolio turnover rate	22	%(3)	43%	33%		44%	39%	116%

Expense and net investment income ratios without the effect of the contractual expense cap or before expense recovery, as applicable, were (note 3):

Ratio of expenses to average net assets	1.38	%(4)	1.47%	1.91	%(2)	2.55%	2.76%	8.68%
Ratio of net investment income (loss) to
average net assets	(0.58	)%(4)	(0.30)%	(0.57	)%(2)	2.57%	(1.48)%	(7.29)%

Expense ratios after giving effect to the contractual expense cap and net of expense recovery were (note 5):

Ratio of expenses to average net assets	1.38	%(4)	1.41%	1.18%		1.17%	1.13%	1.13%
_______________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)
Includes expenses incurred in connection with the reorganization of the Fund into a series of Aquila Funds Trust. Without these expenses, the expense ratio and the net investment income (loss) ratio would have been 1.81% and (0.47)%, respectively, for the year ended December 31, 2013.

(3)	Not annualized.
(4)	Annualized.

Note: On October 15, 2010, the Fund began operations under the name Aquila Three Peaks Opportunity Growth Fund, with Three Peaks Capital Management, LLC as investment sub-adviser and an investment strategy that differs meaningfully from the prior strategy pursued by the Fund.

See accompanying notes to financial statements.

33 | Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class Y
	Six Months Ended		Year Ended December 31,
	6/30/15 (unaudited)		2014	2013		2012	2011	2010
Net asset value, beginning of period	$46.03		$39.96	$29.38		$23.96	$27.63	$23.74
Income (loss) from investment operations:
Net investment income (loss)(1)	(0.11)		(0.09)	0.08		0.50	(0.02)	0.08
Net gain (loss) on securities (both
realized and unrealized)	4.13		6.52	10.96		5.36	(1.03)	3.81
Total from investment operations	4.02		6.43	11.04		5.86	(1.05)	3.89
Less distributions (note 8):
Dividends from net investment income	–		–	–		(0.44)	–	–
Distributions from capital gains	–		(0.38)	(0.47)		(0.02)	(2.64)	–
Total distributions	–		(0.38)	(0.47)		(0.46)	(2.64)	–
Paid-in capital from redemption
fees (note 7b)	–		0.02	0.01		0.02	0.02	–
Net asset value, end of period	$50.05		$46.03	$39.96		$29.38	$23.96	$27.63
Total return (not reflecting sales charges)	8.73	%(3)(5)	16.15%	37.61%		24.55%	(3.72)%	16.39%
Ratios/supplemental data
Net assets, end of period (in thousands)	$192,758		$87,120	$41,576		$8,292	$4,799	$3,178
Ratio of expenses to average net assets	1.25	%(4)	1.25%	1.25%		1.25%	1.25%	1.25%
Ratio of net investment income (loss)
to average net assets	(0.46	)%(4)	(0.20)%	0.22%		1.84%	(0.06)%	0.31%
Portfolio turnover rate	22	%(3)	43%	33%		44%	39%	116%

Expense and net investment income ratios without the effect of the contractual expense cap or before expense recovery, as applicable, were (note 3):

Ratio of expenses to average net assets	1.16	%(4)	1.28%	1.65	%(2)	2.51%	2.52%	9.48%
Ratio of net investment income (loss) to
average net assets	(0.37	)%(4)	(0.23)%	(0.17	)%(2)	0.58%	(1.34)%	(7.93)%

Expense ratios after giving effect to the contractual expense cap and net of expense recovery were (note 5):

Ratio of expenses to average net assets	1.25	%(4)	1.25%	1.25%		1.25%	1.25%	1.25%
_______________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)
Includes expenses incurred in connection with the reorganization of the Fund into a series of Aquila Funds Trust. Without these expenses, the expense ratio and the net investment income (loss) ratio would have been 1.55% and (0.07)%, respectively, for the year ended December 31, 2013.

(3)	Not annualized.
(4)	Annualized.
(5)	Total return would have been higher had previously waived management fees not been recovered by the Manager in line with its agreement with the Fund.

Note: On October 15, 2010, the Fund began operations under the name Aquila Three Peaks Opportunity Growth Fund, with Three Peaks Capital Management, LLC as investment sub-adviser and an investment strategy that differs meaningfully from the prior strategy pursued by the Fund.

See accompanying notes to financial statements.

34 | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND

Analysis of Expenses (unaudited)

     As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs, including management fees; distribution "12b-1" and/or service fees; and other Fund expenses. The tables below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The tables below are based on an investment of $1,000 invested on January 1, 2015 and held for the six months ended June 30, 2015.

Actual Expenses

     This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During the Period”.

Six months ended June 30, 2015

	Actual
	Total Return	Beginning	Ending	Expenses
	Without	Account	Account	Paid During
	Sales Charges(1)	Value	Value	the Period(2)
Class A	2.29%	$1,000.00	$1,022.90	$5.72
Class C	1.89%	$1,000.00	$1,018.90	$9.71
Class I	2.25%	$1,000.00	$1,022.50	$6.07
Class Y	2.39%	$1,000.00	$1,023.90	$4.72

(1)
Assumes reinvestment of all dividends and capital gain distributions, if any, at netasset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable CDSC with respect to Class C shares. Total return is not annualized, as such it may not be representative of the total return for the year.

(2)
Expenses are equal to the annualized expense ratio of 1.14%, 1.94%, 1.21% and 0.94% for the Fund’s Class A, C, I and Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

35 | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND

Analysis of Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

     The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

     Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of CDSC with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

Six months ended June 30, 2015

	Hypothetical
	Annualized	Beginning	Ending	Expenses
	Total	Account	Account	Paid During
	Return	Value	Value	the Period(1)
Class A	5.00%	$1,000.00	$1,019.14	$5.71
Class C	5.00%	$1,000.00	$1,015.17	$9.69
Class I	5.00%	$1,000.00	$1,018.79	$6.06
Class Y	5.00%	$1,000.00	$1,020.13	$4.71

(1)
Expenses are equal to the annualized expense ratio of 1.14%, 1.94%, 1.21%and 0.94% for the Fund’s Class A, C, I and Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

36 | Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND

Analysis of Expenses (unaudited)

     As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs, including management fees; distribution "12b-1" and/or service fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The table below is based on an investment of $1,000 invested on January 1, 2015 and held for the six months ended June 30, 2015.

Actual Expenses

     This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During the Period”.

Six months ended June 30, 2015

	Actual
	Total Return	Beginning	Ending	Expenses
	Without	Account	Account	Paid During
	Sales Charges(1)	Value	Value	the Period(2)
Class A	8.56%	$1,000.00	$1,085.60	$ 7.91
Class C	8.16%	$1,000.00	$1,081.60	$11.61
Class I	8.63%	$1,000.00	$1,086.30	$ 7.14
Class Y	8.73%	$1,000.00	$1,087.30	$ 6.47

(1)
Assumes reinvestment of all dividends and capital gain distributions, if any,at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable CDSC with respect to Class C shares. Total return is not annualized, as such it may not be representative of the total return for the year.

(2)
Expenses are equal to the annualized expense ratio of 1.53%, 2.25%, 1.38% and 1.25% for the Fund’s Class A, C, I and Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

37 | Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND

Analysis of Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

     The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

     Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of CDSC with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

Six months ended June 30, 2015

	Hypothetical
	Annualized	Beginning	Ending	Expenses
	Total	Account	Account	Paid During
	Return	Value	Value	the Period(1)
Class A	5.00%	$1,000.00	$1,017.21	$ 7.65
Class C	5.00%	$1,000.00	$1,013.64	$11.23
Class I	5.00%	$1,000.00	$1,017.95	$ 6.90
Class Y	5.00%	$1,000.00	$1,018.60	$ 6.26

(1)
Expenses are equal to the annualized expense ratio of 1.53%, 2.25%, 1.38%and 1.25% for the Fund’s Class A, C , I and Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

38 | Aquila Funds Trust

Information Available (unaudited)

     Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Fund’s entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Fund policies, the Manager publicly discloses the complete schedule of each Fund’s portfolio holdings, as reported at the end of each calendar quarter, no earlier than the first business day falling 30 days after the quarter’s end for Aquila Three Peaks Opportunity Growth Fund, and generally by the 15th day after the end of each calendar quarter for Aquila Three Peaks High Income Fund. Such information will remain accessible until the next schedule is made publicly available. You may obtain a copy of each Fund’s schedule of portfolio holdings for the most recently completed period by accessing the information on the Funds’ website at www.aquilafunds.com. Each Fund also discloses the five largest holdings by market value as of the close of the last business day each calendar quarter-end by posting the same to its web site on the 5th business day of the following calendar month. Such information remains on the web site until the earlier of the next such posting or the 5th business day of the month following a calendar quarter-end. Whenever you wish to see a listing of your Fund’s portfolio other than in your shareholder reports, please check our website at www.aquilafunds.com or call us at 1-800-437-1020.

     The Funds additionally file a complete list of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

     Information about how the Funds voted proxies relating to securities held in the Funds' portfolios during the most recent 12-month period ended June 30, 2015 is available upon request, without charge, at www.aquilafunds.com or on the SEC's website at www.sec.gov.

Federal Tax Status of Distributions (unaudited)

     This information is presented in order to comply with a requirement of the Internal Revenue Code. No current action on the part of shareholders is required.

     For the calendar year ended December 31, 2014, the following percentage of the dividends and distributions paid by the Funds were taxable as:

		Long-Term
	Ordinary Income	Capital Gains
Aquila Three Peaks High Income Fund	84.94%	15.06%
Aquila Three Peaks Opportunity Growth Fund	40.67%	59.33%

     Prior to February 15, 2015, shareholders were mailed the appropriate tax form(s) which contained information on the status of distributions paid for the 2014 calendar year.

39 | Aquila Funds Trust

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Founders
     Lacy B. Herrmann (1929-2012)
 Aquila Management Corporation, Sponsor

Manager
AQUILA INVESTMENT MANAGEMENT LLC
120 West 45th Street, Suite 3600
New York, New York 10036

Investment Sub-Adviser
THREE PEAKS CAPITAL MANAGEMENT, LLC
3750 Dacoro Lane, Suite 100
Castle Rock, Colorado 80109

Board of Trustees
Glenn P. O’Flaherty, Chair
Diana P. Herrmann, Vice Chair
John M. Burlingame
Gary C. Cornia
Grady Gammage, Jr.
Russell K. Okata
John J. Partridge

Officers
Diana P. Herrmann, President
Charles E. Childs, III, Executive Vice President and Secretary
 Marie E. Aro, Senior Vice President
 Paul G. O’Brien, Senior Vice President
Randall S. Fillmore, Chief Compliance Officer
Joseph P. DiMaggio, Chief Financial Officer and Treasurer

Distributor
AQUILA DISTRIBUTORS, INC.
120 West 45th Street, Suite 3600
New York, New York 10036

Transfer and Shareholder Servicing Agent
BNY MELLON
4400 Computer Drive
Westborough, Massachusetts 01581

Custodian
JPMORGAN CHASE BANK, N.A.
14201 N. Dallas Parkway
Dallas, Texas 75254

Further information is contained in the Prospectus,
which must precede or accompany this report.

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in Item 1 above

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FORCLOSED-END MANAGEMENT INVESTMENT COMPANIES.

           Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENTCOMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Trustees of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled.  The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources.  A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)  Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the Registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the Registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to Registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b)  There have been no significant changes in Registrant's internal controls or in other factors that could significantly affect Registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.	EXHIBITS.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

AQUILA FUNDS TRUST
(formerly, Aquila Three Peaks High Income Fund)

By:	/s/ Diana P. Herrmann
Diana P. Herrmann Vice Chair, Trustee and President September 3, 2015

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer September 3, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann Vice Chair, Trustee and President September 3, 2015

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio Chief Financial Officer and Treasurer September 3, 2015

AQUILA FUND TRUST

EXHIBIT INDEX

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.